Goodwill and intangible assets - Reconciliation of intangible assets and goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		$ 187,403
Impairment charge for the year		0
Intangible assets and goodwill at end of period		202,265	$ 187,403
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		300,505	315,153
Additions		6,468
Net exchange differences		8,394	(14,648)
Intangible assets and goodwill at end of period		315,367	300,505
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(113,102)	(113,102)
Impairment charge for the year		0	0
Intangible assets and goodwill at end of period		(113,102)	(113,102)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		19,149
Intangible assets and goodwill at end of period		19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		132,251	132,251
Additions		0
Net exchange differences		0	0
Intangible assets and goodwill at end of period		132,251	132,251
Goodwill | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(113,102)	(113,102)
Impairment charge for the year		0	0
Intangible assets and goodwill at end of period		(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		168,254
Additions	$ 6,500
Intangible assets and goodwill at end of period		183,116	168,254
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		168,254	182,902
Additions		6,468
Net exchange differences		8,394	(14,648)
Intangible assets and goodwill at end of period		183,116	168,254
Fund management contracts (indefinite life) | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Impairment charge for the year		0	0
Intangible assets and goodwill at end of period		$ 0	$ 0